TAXES RECEOVERABLE (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	March 31, 2024	December 31, 2023
VAT recoverable	$2,767	$3,231
GST recoverable	14	20
Income taxes recoverable	3,721	3,329
	$6,502	$6,580